Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 0	$ 47,098	$ 24,950
Deposits and prepaid expenses - short term	30,936	507,878	64,613
Other receivables	7,747	3,476	8,780
Marketable securities	1,755,000	1,785,510	1,819,800
Related company receivable	0	206,947	0
Total current assets	1,793,683	2,550,909	1,918,143
Non-current assets
Deposits and prepaid expenses - long term	82,737	51,192	32,029
Related company receivable	0	0	644,990
Sage Ranch	10,162,415	8,336,079	5,456,419
Power project acquisition and development costs	8,225,009	7,175,580	7,001,549
Total assets	20,263,844	18,113,760	15,053,130
Current liabilities
Overdraft	54,227	0	0
Accounts payable and accrued liabilities	4,986,099	3,822,969	4,855,747
Loans payable and promissory note	2,563,145	781,322	718,238
Joint venture settlement obligation	669,449	698,950	0
Convertible debenture	3,338,552	2,698,761	0
Convertible debenture derivative	1,025,803	1,027,427	0
Current liabilities	12,637,275	9,029,429	5,573,985
Non-current liabilities
Joint venture settlement obligation	2,699,291	3,298,141	0
Convertible debenture	839,132	785,129	0
Option Liability	0	0	3,811,504
Total liabilities	16,175,698	13,112,699	9,385,489
Shareholders' equity
Share capital	29,372,058	26,410,615	25,490,912
Reserves	9,228,019	9,405,117	7,797,368
Accumulated other comprehensive income	2,091,508	653,192	1,033,389
Deficit	(36,603,439)	(31,467,863)	(28,654,028)
Total shareholders' equity	4,088,146	5,001,061	5,667,641
Total liabilities and shareholders' equity	$ 20,263,844	$ 18,113,760	$ 15,053,130